Performance Management	Jun. 05, 2026
EMERALD BANKING & FINANCE EVOLUTION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information, current through the most recent month end is available by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.
Performance Availability Phone [Text]	1-855-828-9909
EMERALD GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced investment operations on June 8, 2026. Substantially all of the assets of Predecessor Fund were transferred to the Fund in the Reorganization, as of the close of business on June 5, 2026. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially the same as the Predecessor Fund.

The bar chart below illustrates the performance of the Predecessor Fund’s Class A Shares, which will differ from other Classes of shares to the extent that the other classes do not have the same expenses and inception dates. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Updated performance information, current through the most recent month end is available by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Emerald Growth Fund Calendar Year Annual Returns (Years Ended December 31) - Class A Shares
Bar Chart Closing [Text Block]
Best Quarter - June 30, 2020	32.13%
Worst Quarter - March 31, 2020	-24.26%
The Predecessor Fund’s Class A share year-to-date return as of June 30, 2025 was 5.30%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or individual retirement accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A Shares of the Predecessor Fund.
Performance Availability Phone [Text]	1-855-828-9909
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020